Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (36,562)	$ (65,302)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	40,019	11,910
Bad debt expense and provision expense for expected credit loss	1,747	436
Share-based compensation expense	18,494	14,867
Loss on investments	2,430	878
(Gain) loss on changes in fair value of deferred and contingent consideration	(2,029)	3,720
Loss on derivative instruments and warrants	13,155	3,190
(Gain) loss on loans receivable	(921)	279
Accrued interest expense, net of income	4,261	0
Realized changes in fair value of inventory sold	214,901	82,659
Loss on inventory write-offs and provision	9,900	8,421
Unrealized (gain), net of losses, on changes in fair value of biological assets	(293,119)	(109,531)
Change in deferred taxes	(4,447)	1,176
Accretion of discount and deferred financing costs on debt arrangements	6,142	0
Foreign currency loss (gain)	2,394	(444)
Acquisition termination charges settled in equity	1,279	0
Gain on debt modification	(5,409)	0
Loss, net of (gains), on other adjustments to net loss	366	670
Provision expense to be settled in equity	13,600	0
Changes in operating assets and liabilities:
Accounts receivable	(5,250)	(12,782)
Inventory	(297,197)	(109,601)
Biological assets	280,864	96,849
Other current assets	(843)	(4,645)
Deposits and other assets	(1,267)	(102)
Accounts payable and other accrued expenses	(6,529)	36,516
Other current liabilities	(1,119)	3,033
Income tax payable	34,309	12,614
NET CASH USED IN OPERATING ACTIVITIES	(10,831)	(25,189)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(78,272)	(91,673)
Purchases of intangibles	(2,105)	(4,453)
Proceeds from sale and leaseback transactions and lease tenant incentives	57,699	38,532
Payment of acquisition consideration, net of cash acquired	(14,768)	(28,608)
Distribution to associates	0	(1,500)
Loans receivable for entities to be acquired	(6,667)	(19,894)
NET CASH USED IN INVESTING ACTIVITIES	(44,113)	(107,596)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from September 2019 financing	0	55,476
Proceeds from exercise of stock options, warrants and share issuances	6,200	3,177
Proceeds from at-the-market offering	3,521	0
Proceeds from the issuance of long-term debt	186,000	0
Payment of debt, financing issuance costs and non-extending lender fees	(7,605)	(3,196)
Repayment of debt	(10,340)	0
Payment of acquisition-related contingent consideration	(1,719)	0
Acquisition of non-controlling interests	(203)	(834)
Distributions to non-controlling interest redeemable unit holders	(16,793)	(688)
Distributions to other members	(162)	(2,942)
Payments for taxes related to net share settlements of restricted stock units	(8,672)	0
Principal payments of leases	(7,553)	(2,084)
NET CASH PROVIDED BY FINANCING ACTIVITIES	142,674	48,909
Effect of foreign currency exchange rate changes on cash	(1,108)	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	86,622	(83,876)
Cash and cash equivalents and restricted cash, beginning of period	54,152	138,028
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	140,774	54,152
CASH PAID DURING THE PERIOD FOR:
Income tax, net	13,491	247
Interest	29,183	5,350
NON-CASH TRANSACTIONS:
Equity issued for acquisitions and escrows	435,705	48,881
Non-controlling interests redeemed for equity	13,799	1,698
Increase to net lease liability	53,444	92,484
Derivative liability incurred for business combinations	0	5,437
Conversion of loan to investment in associate	0	6,783
Liability incurred to purchase property and equipment	8,262	15,798
Cashless exercise of stock options	$ 2,784	$ 113